Note 6 - Product Warranties (Details Textual) - USD ($)	12 Months Ended
	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
Standard and Extended Product Warranty Accrual	$ 70,000	$ 130,000	$ 100,000
Product Warranty Expense	70,691	234,784	$ 220,525
Accounts Payable and Accrued Liabilities [Member]
Standard and Extended Product Warranty Accrual	$ 70,000	$ 130,000